CONSOLIDATED BALANCE SHEETS	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash	¥ 561,148,000	$ 79,036,000	¥ 860,472,000
Restricted cash	27,126,000	3,821,000	40,957,000
Short-term investments	137,876,000	19,419,000	0
Notes receivable	54,634,000	7,695,000	179,143,000
Inventories	160,781,000	22,646,000	182,572,000
Amounts due from related parties	74,122,000	10,440,000	911,729,000
Prepayments and other current assets	441,483,000	62,181,000	424,918,000
Total current assets	3,288,741,000	463,210,000	3,853,333,000
Non-current assets
Long-term investments	300,987,000	42,393,000	353,855,000
Property and equipment, net	120,785,000	17,012,000	139,607,000
Intangible assets, net	179,341,000	25,260,000	44,861,000
Operating lease right-of-use assets	125,205,000	17,635,000	99,652,000
Total non-current assets	978,903,000	137,876,000	877,699,000
Total assets	4,267,644,000	601,086,000	4,731,032,000
Current liabilities
Short-term borrowings	1,200,000,000	169,016,000	870,000,000
Notes payable	9,959,000	1,403,000	168,405,000
Amounts due to related parties	35,664,000	5,023,000	42,843,000
Operating lease liabilities, current	35,123,000	4,947,000	31,110,000
Accrued expenses and other current liabilities	614,540,000	86,557,000	785,134,000
Income tax payable	15,794,000	2,225,000	21,610,000
Total current liabilities	4,215,479,000	593,738,000	3,927,441,000
Non-current liabilities
Convertible notes payable	455,701,000	64,184,000	439,869,000
Operating lease liabilities, non-current	107,605,000	15,156,000	68,768,000
Warrant liabilities, non-current	5,141,000	724,000	16,544,000
Provisions	90,871,000	12,799,000	30,716,000
Other non-current liabilities			0
Total non-current liabilities	886,624,000	124,879,000	838,047,000
Total liabilities	5,102,103,000	718,617,000	4,765,488,000
Commitments and contingencies	0	0	0
SHAREHOLDERS’ DEFICIT
Additional paid-in capital	6,093,685,000	858,278,000	5,919,660,000
Accumulated deficit	(6,670,371,000)	(939,502,000)	(5,730,180,000)
Accumulated other comprehensive loss	(344,734,000)	(48,555,000)	(385,886,000)
Total deficit attributable to ordinary shareholders	(921,410,000)	(129,778,000)	(196,396,000)
Non-redeemable non-controlling interests	86,951,000	12,247,000	161,940,000
Total shareholders’ deficit	(834,459,000)	(117,531,000)	(34,456,000)
Total liabilities and shareholders’ deficit	4,267,644,000	601,086,000	4,731,032,000
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	9,000	1,000	9,000
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary Shares	1,000	0	1,000
Related Party
Current assets
Accounts receivable	1,545,752,000	217,715,000	835,320,000
Amounts due from related parties	74,122,000		911,729,000
Non-current assets
Other non-current assets	224,349,000	31,599,000	213,695,000
Current liabilities
Accounts payable	278,750,000	39,261,000	241,773,000
Amounts due to related parties	35,664,000		42,843,000
Contract liabilities, current	207,017,000	29,158,000	316,667,000
Non-current liabilities
Contract liabilities, non-current	133,993,000	18,873,000	282,080,000
Other non-current liabilities	44,519,000	6,270,000	0
Nonrelated Party
Current assets
Accounts receivable	285,819,000	40,257,000	418,222,000
Non-current assets
Other non-current assets	28,236,000	3,977,000	26,029,000
Current liabilities
Accounts payable	1,818,011,000	256,061,000	1,445,193,000
Contract liabilities, current	621,000	87,000	4,706,000
Non-current liabilities
Contract liabilities, non-current	2,000	0	70,000
Other non-current liabilities	¥ 48,792,000	$ 6,873,000	¥ 0